Vessels, net Vessels, net Narrative (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	54
Write down of assets held for sale	$ 4,688
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	37